Related Party Transactions (Details) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 18, 2025	Jun. 01, 2025	Mar. 01, 2025	Aug. 01, 2024	Mar. 01, 2024	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
converted (in Shares)	12,210,718								2,909,057
Sublease term				1 year	1 year
Sublease rent				$ 1,280	$ 1,167
Payment for rent							$ 3,840		$ 7,680
Rent expense		$ 9,333	$ 12,333			$ 9,333	2,334	$ 1,167	2,334	$ 4,668
Lease term		5 years						63 months		63 months
Short term lease expense							30,667	$ 8,851	63,668	$ 10,651	$ 31,470
PRB Transportation, LLC [Member]
Related Party Transaction [Line Items]
Revenues recognized							4,254	$ 4,702	8,591	$ 8,533	15,145	$ 19,957
Accounts receivable							4,254		4,254		1,164
Pope Technologies LLC [Member]
Related Party Transaction [Line Items]
Purchase order							1,500,000		1,500,000		1,500,000
Deferred revenue									750,000		750,000
Alegre Manati [Member]
Related Party Transaction [Line Items]
Short term lease expense							$ 24,666		36,999
Charles Maddox [Member] | SAFE Agreements [Member]
Related Party Transaction [Line Items]
Proceeds									$ 28,833		$ 28,833	$ 28,833
Common Stock [Member] | SAFE Agreements [Member]
Related Party Transaction [Line Items]
converted (in Shares)									2,156